Balance Sheets Parenthetical (USD $) In Millions, except Share data	Jun. 30, 2011	Dec. 31, 2010
Shareholders equity
Preferred share - authorized	5,602,042,788	5,602,042,788
Preferred share - issued	5,602,042,788	5,602,042,788
Common share - authorized	7,442,454,142	7,442,454,142
Common share - issued	7,442,454,142	7,442,454,142
Postretirement benefit reserves adjustments	$ (1,495)	$ (1,401)